Loans - Schedule of Loans (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations	$ 18	$ 3	$ 9
Loans accrued	8,942	8,190	7,088	$ 7,379
Cancellation of negotiable obligations in Argentine pesos	1,496	1,327	$ 523
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans granted	28
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued	$ 133	$ 86